Fresh Start Accounting - Reorganization Adjustments, Retained Loss (Details) - USD ($)		2 Months Ended
	Feb. 22, 2022	Feb. 22, 2022
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	$ (10,000,000)	$ 0
Issuance of Successor common stock	0	(1,495,000,000)
Retained Earnings
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	3,513,000,000	3,513,000,000
Issuance of Successor common stock	(4,000,000)	$ 4,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Pre-tax gain on settlement of liabilities subject to compromise	3,581,000,000
Reversal of the release of certain general unsecured operating accruals	35,000,000
Payment of success-based advisor fees	(28,000,000)
Expense of Predecessor Directors & Officers insurance policy	(17,000,000)
Impact to net income	3,571,000,000
Net impact to retained loss	$ 7,080,000,000